LEASES	9 Months Ended
Sep. 30, 2025
LEASES
LEASES

NOTE 5 – LEASES

Effective in May 1, 2025, the Company entered into a lease agreement for its Vayu office and warehouse space expiring in April 2026. In connection with the lease extension, the Company recognized an ROU lease asset and lease liability each in the amount of $96,347. The discount rate used to estimate the fair value of the ROU lease asset and lease liability was 44.24%. As of September 30, 2025, the remaining lease term was 0.6 years

The table below summarizes the Company’s lease-related assets and liabilities as of September 30, 2025, and December 31, 2024:

	September 30,	December 31,
	2025	2024
Lease assets (current)	$61,208	$-
Lease liabilities (current)	$61,208	$-

Lease expense was $30,240 and $-0-, during the three months ended September 30, 2025 and 2024, respectively, and $50,400 and $-0- during the nine months ended September 30, 2025 and 2024, respectively.

Maturities of operating lease liabilities were as follows as of September 30, 2025:

2025 (October to December)	$30,240
2026	40,320
Total lease payments	70,560
Less interest	(9,352)
Present value of lease liabilities	$61,208